SCHEDULE OF SHARE CAPITAL APPLICATION (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 SGD ($) shares	Dec. 31, 2022 SGD ($) shares
IfrsStatementLineItems [Line Items]
At beginning of financial year | shares	8,444,460	8,444,460	7,479,745
Conversion from convertible loans		$ 672,499
Issuance of ordinary shares | shares	2,412,369	2,412,369	964,715
At end of financial year | shares	11,529,328	11,529,328	8,444,460
Beginning balance, value		$ 586,298	$ 2,591,604
Ending balance, value	$ 8,522,820	11,244,155	586,298
Additional paid-in capital [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value		8,913,005	6,548,960
Conversion from convertible loans		3,499,991
Issuance of ordinary shares		11,307,024	1,222,650
Transfer from share application monies			1,141,395
Ending balance, value		23,720,020	8,913,005
Share application monies [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value			1,141,395
Transfer to paid-up capital			(1,141,395)
Ending balance, value
Transferred upon issuance of ordinary shares to share capital			$ (1,141,395)